SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 PensionPlan Vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Vessel	Apr. 12, 2011 Vessel	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Crews [Member] PensionPlan	Dec. 31, 2012 Administrative Personnel [Member] PensionPlan	Oct. 18, 2011 Dropdown Predecessor "Golar Freeze" [Member]		Apr. 12, 2011 Combined Entities "Initial Fleet" [Member]		Dec. 31, 2012 Consolidation, Eliminations [Member]	Jul. 18, 2012 Nusantara Regas Satu [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of vessels in initial fleet partnership interest	4				4
Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income [Abstract]
Administrative expenses	$ 1,365	$ 4,947	$ 6,651
Pension costs	220	805	1,439
Net financial expenses (income)	(149)	(2,983)	16,172
Total allocated expenses	1,436	2,769	24,262
Details of Net Liabilities Eliminated [Abstract]
Other non-current assets eliminated										0	[1]	12,007	[2]	12,007	0	[3]
Other current liabilities eliminated										0	[1]	0	[2]	(1,511)	(1,511)	[3]
Other long-term liabilities eliminated										(24,810)	[1]	(26,863)	[2]	(59,208)	(7,535)	[3]
Total										$ (24,810)	[1]	$ (14,856)	[2]	$ (48,712)	$ (9,046)	[3]
Number of vessels connected to loan facility				5
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans	2							1	1
Time Period [Line Items]
Period for reimbursement for drydocking costs						2 years	5 years

[1]	As of October 19, 2011
[2]	As of April 13, 2011
[3]	As of July 19, 2012